OTHER OPERATING INCOME, NET - Summary of Details of Other income (expenses), net (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER OPERATING INCOME, NET
Settlement of disputes in the renewal process	[1]	R$ (90,022)	R$ 9,242	R$ 278,496
Tax credits	[2]	114,812	287,049	132,399
Gain (loss) on disposal of non-current assets and intangibles		(13,035)	7,295	30,610
Gain from bargain purchase (Note 8.3)		99,341	416,268
Reimbursement of natural gas loss in the process				26,945
Net effect of legal proceedings		(370,765)	(263,945)	(32,704)
Depreciation of right-of-use assets				(100,593)
Disposal of credit rights				(68,311)
Change in fair value of investment properties		1,311,691	17,116
Loss on impairment				(143,984)
Income from the sale of investments	[3]	988,077
Outcome of judicial settlement	[4]	(396,818)
Other		108,941	(90,425)	54,011
Other (expense) income, net		R$ 1,752,222	R$ 382,600	R$ 176,869

[1]	Additional grant resulting from the annual revisions to the sub-concession contracts of the subsidiary Rumo.
[2]	Extemporaneous credit from the exclusion of ICMS from the PIS and COFINS base (See Note 6).
[3]	The disposal of 80% of the subsidiary Rumo’s stake in EPSA (see Note 1.2), generated a gain of R$955,584. Additionally, on December 1, 2022, Cosan acquired 25% of the minority interest in Payly Soluces de Pagamentos S.A. ("Payly") for R$87,200, becoming its sole shareholder, and, on the same day, sold all of its equity interest to Raízen S.A., for a financial result of R$32,493.
[4]	On November 22, 2022, the subsidiary Rumo signed an agreement to close a confidential arbitration procedure through the acquisition of all the shares of the Company Farovia S.A., with whom it was engaged in litigation and which it subsequently merged. The transaction involved a net cash payment of R$51,132 and the assumption of a bank debt totaling R$396,818.